.

SUPPLEMENT DATED MARCH 9, 2015 TO THE PROSPECTUS OF

MARKET VECTORS ETF TRUST

Dated September 1, 2014

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Emerging Markets High Yield Bond ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

The Board of Trustees of the Trust has approved a change to the Fund’s investment objective of seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the BofA Merrill Lynch High Yield US Emerging Markets Liquid Corporate Plus Index. Effective on or about May 11, 2015, the Fund will seek to replicate as closely as possible, before fees and expenses, the price and yield performance of the BofA Merrill Lynch Diversified High Yield US Emerging Markets Corporate Plus Index (the “Index”). The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

In connection with this change, the Fund may experience additional portfolio turnover, which may cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

The Index is published by BofA Merrill Lynch. The Index is comprised of U.S. dollar denominated bonds issued by non-sovereign emerging market issuers that are rated BB1 or lower (based on an average of ratings from Moody’s Investors Service, Inc., Standard & Poor’s Rating Services and Fitch International Rating Agency) and that are issued in the major domestic and Eurobond markets. In order to qualify for inclusion in the Index, an issuer must have risk exposure to countries other than members of the FX Group of Ten, all Western European countries and territories of the United States and Western European countries. The FX Group of Ten includes all Euro members, Australia, Canada, Japan, New Zealand, Norway, Sweden, Switzerland, the United Kingdom and the United States. The Index constituents are capitalization-weighted based on their current amount outstanding times the market price plus accrued interest, subject to a 10% country of risk cap and a 3% issuer cap.

Effective at the time of the investment objective change, all references to the BofA Merrill Lynch High Yield US Emerging Markets Liquid Corporate Plus Index, except for references in the performance table, will be deleted and replaced with the BofA Merrill Lynch Diversified High Yield US Emerging Markets Corporate Plus Index.

Please retain this supplement for future reference.

SUPPLEMENT DATED MARCH 9, 2015 TO THE

STATEMENT OF ADDITIONAL INFORMATION OF

MARKET VECTORS ETF TRUST

Dated September 1, 2014

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement updates certain information contained in the above-dated Statement of Additional Information for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Emerging Markets High Yield Bond ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Statement of Additional Information free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

The Board of Trustees of the Trust has approved a change to the Fund’s investment objective of seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the BofA Merrill Lynch High Yield US Emerging Markets Liquid Corporate Plus Index. Effective on or about May 11, 2015, the Fund will seek to replicate as closely as possible, before fees and expenses, the price and yield performance of the BofA Merrill Lynch Diversified High Yield US Emerging Markets Corporate Plus Index (the “Index”). The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

In connection with this change, the Fund may experience additional portfolio turnover, which may cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

The Index is published by BofA Merrill Lynch. The Index is comprised of U.S. dollar denominated bonds issued by non-sovereign emerging market issuers that are rated BB1 or lower (based on an average of ratings from Moody’s Investors Service, Inc., Standard & Poor’s Rating Services and Fitch International Rating Agency) and that are issued in the major domestic and Eurobond markets. In order to qualify for inclusion in the Index, an issuer must have risk exposure to countries other than members of the FX Group of Ten, all Western European countries and territories of the United States and Western European countries. The FX Group of Ten includes all Euro members, Australia, Canada, Japan, New Zealand, Norway, Sweden, Switzerland, the United Kingdom and the United States. The Index constituents are capitalization-weighted based on their current amount outstanding times the market price plus accrued interest, subject to a 10% country of risk cap and a 3% issuer cap.

Effective at the time of the investment objective change, all references to the BofA Merrill Lynch High Yield US Emerging Markets Liquid Corporate Plus Index will be deleted and replaced with the BofA Merrill Lynch Diversified High Yield US Emerging Markets Corporate Plus Index.

Please retain this supplement for future reference.

SUPPLEMENT DATED MARCH 9, 2015 TO THE

SUMMARY PROSPECTUSES OF

MARKET VECTORS ETF TRUST

Dated September 1, 2014

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement updates certain information contained in the above-dated Summary Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Emerging Markets High Yield Bond ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

The Board of Trustees of the Trust has approved a change to the Fund’s investment objective of seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the BofA Merrill Lynch High Yield US Emerging Markets Liquid Corporate Plus Index. Effective on or about May 11, 2015, the Fund will seek to replicate as closely as possible, before fees and expenses, the price and yield performance of the BofA Merrill Lynch Diversified High Yield US Emerging Markets Corporate Plus Index (the “Index”). The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

In connection with this change, the Fund may experience additional portfolio turnover, which may cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

The Index is published by BofA Merrill Lynch. The Index is comprised of U.S. dollar denominated bonds issued by non-sovereign emerging market issuers that are rated BB1 or lower (based on an average of ratings from Moody’s Investors Service, Inc., Standard & Poor’s Rating Services and Fitch International Rating Agency) and that are issued in the major domestic and Eurobond markets. In order to qualify for inclusion in the Index, an issuer must have risk exposure to countries other than members of the FX Group of Ten, all Western European countries and territories of the United States and Western European countries. The FX Group of Ten includes all Euro members, Australia, Canada, Japan, New Zealand, Norway, Sweden, Switzerland, the United Kingdom and the United States. The Index constituents are capitalization-weighted based on their current amount outstanding times the market price plus accrued interest, subject to a 10% country of risk cap and a 3% issuer cap.

Effective at the time of the investment objective change, all references to the BofA Merrill Lynch High Yield US Emerging Markets Liquid Corporate Plus Index, except for references in the performance table, will be deleted and replaced with the BofA Merrill Lynch Diversified High Yield US Emerging Markets Corporate Plus Index.

Please retain this supplement for future reference.